World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2014

Dates Covered
Collections Period	04/01/14 - 04/30/14
Interest Accrual Period	04/15/14 - 05/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/14	211,433,020.42	17,782
Yield Supplement Overcollateralization Amount at 03/31/14	3,682,710.14	0
Receivables Balance at 03/31/14	215,115,730.56	17,782
Principal Payments	11,414,168.64	548
Defaulted Receivables	320,108.17	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/14	3,368,561.42	0
Pool Balance at 04/30/14	200,012,892.33	17,215

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	3,769,873.14	261
Past Due 61-90 days	911,953.80	59
Past Due 91 + days	103,693.99	10
Total	4,785,520.93	330

Total 31+ Delinquent as % Ending Pool Balance	2.39%

Recoveries	161,601.07

Aggregate Net Losses/(Gains) - April 2014	158,507.10

Overcollateralization Target Amount	10,500,676.85
Actual Overcollateralization	10,500,676.85

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	5.52%
Weighted Average Remaining Term	34.02

Flow of Funds	$ Amount

Collections	12,283,973.08
Advances	990.24
Investment Earnings on Cash Accounts	1,640.56
Servicing Fee	(179,263.11)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,107,340.77

Distributions of Available Funds
(1) Class A Interest	171,900.56
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	319,894.52
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,500,676.85
(7) Distribution to Certificateholders	1,083,200.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,107,340.77

Servicing Fee	179,263.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 04/15/14	200,332,786.85
Principal Paid	10,820,571.37
Note Balance @ 05/15/14	189,512,215.48

Class A-1
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-2
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-3
Note Balance @ 04/15/14	93,608,786.85
Principal Paid	10,820,571.37
Note Balance @ 05/15/14	82,788,215.48
Note Factor @ 05/15/14	34.0692245%

Class A-4
Note Balance @ 04/15/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	87,531,000.00
Note Factor @ 05/15/14	100.0000000%

Class B
Note Balance @ 04/15/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	19,193,000.00
Note Factor @ 05/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	203,569.01
Total Principal Paid	10,820,571.37
Total Paid	11,024,140.38

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	74,887.03
Principal Paid	10,820,571.37
Total Paid to A-3 Holders	10,895,458.40

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2888635
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.3543392
Total Distribution Amount	15.6432027

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3081771
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.5291003
Total A-3 Distribution Amount	44.8372774

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	29.56
Noteholders' Principal Distributable Amount	970.44

Account Balances	$ Amount

Advances
Balance as of 03/31/14	36,148.13
Balance as of 04/30/14	37,138.37
Change	990.24

Reserve Account
Balance as of 04/15/14	1,810,700.07
Investment Earnings	223.25
Investment Earnings Paid	(223.25)
Deposit/(Withdrawal)	-
Balance as of 05/15/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07